CONVERTIBLE SENIOR NOTES, CONVERTIBLE NOTES - Trust arrangement for 2029 Notes (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2024 CNY (¥) ¥ / shares	Apr. 30, 2023 CNY (¥) ¥ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Total consideration received			¥ 1,755,532	$ 251,038	¥ 3,679,902	¥ 4,726,048
2029 Convertible Notes
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Minimum purchase price of note by trust | ¥ / shares	¥ 103	¥ 105
Amount in excess of earnings shared	¥ 103,000	¥ 105
Issue amount of notes to third parties		¥ 5,500,000
Percentage of commission		19.00%
Amount in excess of earnings for each note, eligible for commission | ¥ / shares		¥ 105
Average selling price of note | ¥ / shares			¥ 105.4		¥ 102.9	¥ 107
Total consideration received			¥ 1,756,000		¥ 3,680,000	¥ 226,000
Amortized cost			10,595,000		8,606,000	4,785,000
Issuance costs					5,500
Financial liabilities recorded at fair value			64,000		2,706,000	668,000
Amount of profit distributions due						1,000
Gain (loss) from change in fair value of the financial liabilities			(145,000)		35,000
Repayments of convertible debt			¥ 2,787,000		¥ 0	¥ 0
2029 Convertible Notes | JinkoSolar Investment
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Percentage of sharing ratio in the form of dividends of the Trusts	65.00%	81.00%
2029 Convertible Notes | Financial Institutions
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Percentage of sharing ratio in the form of dividends of the Trusts	35.00%	19.00%